Income tax and social contribution (Details 3) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit for the period before taxes		R$ 461,123	R$ 312,748	R$ 910,500	R$ 475,748
Statutory rate		34.00%	34.00%	34.00%	34.00%
Expected income tax and social contribution		R$ (156,782)	R$ (106,334)	R$ (309,570)	R$ (161,754)
Permanent additions (exclusions)
Gifts		(174)	35	(208)	(329)
R&D and technological innovation benefit - Law 11.196/05	[1]	16,515	8,889	29,107	22,442
Taxation of income abroad	[2]	(556)	9,178	(179)	40,094
Other additions		2,631	3,091	2,841	(137)
Income tax and social contribution expense		R$ (138,366)	R$ (85,141)	R$ (278,009)	R$ (99,685)
Effective rate		30.00%	27.00%	31.00%	21.00%
Income tax and social contribution - current		R$ (1,349)	R$ (99,258)	R$ (51,489)	R$ (120,193)
Income tax and social contribution - deferred		R$ (137,017)	R$ 14,117	R$ (226,520)	R$ 20,508

[1]	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see Note 11.
[2]	Refers to the benefit based on the local law of the Cayman Islands (The Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variations from dollar to reais which generate income have no tax impacts for PagSeguro Digital.